Consolidated Statements of Cash Flows - USD ($) $ in Millions	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Attributable to Parent	$ (60)	$ (19)	$ (45)	$ 1,685	$ (163)	$ (83)
Conversion of BCA commitment premium				30			$ 0
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	22	117	132	147	185	153
Non-cash reorganization items	0			(2,078)	0	0
Gains (Losses) on Extinguishment of Debt	0	0	(9)	0	(9)	(7)
Amortization of debt discount and issuance costs	4	18	17	0	23	22
DIP financing fees included in net income	0			19	0	0
Increase (Decrease) in Pension Plan Obligations	15	1	5	0	33	(13)
Deferred income taxes	(10)	(10)	(14)	20	(17)	(6)
Share-based Compensation	0			0	3	3
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0			0	0	(3)
Foreign Currency Transaction Gain (Loss), Unrealized	2	(4)	(2)	99	(3)	(10)
Impairment of Long-Lived Assets Held-for-use	0			0	12	4
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	0	9	8	5	7	4
Changes in operating assets and liabilities:
Accounts receivable	4	(40)	(13)	(27)	11	17
Inventories	52	(20)	(31)	(95)	(12)	2
Trade payables	(82)	27	(9)	68	8	11
Increase (Decrease) in Accrued Taxes Payable	1	0	5	0	7	(2)
Prepaid expenses and other assets	9	(3)	(8)	(6)	(15)	18
Accrued expenses and other liabilities	40	(33)	38	(44)	72	18
Net cash (used in) provided by operating activities	(3)	46	77	(207)	142	128
Cash flows from investing activities: [Abstract]
Capital expenditures	(17)	(123)	(85)	(78)	(115)	(114)
Interest Paid, Capitalized	0			(1)	(2)	(1)
Purchases of intangible assets	0	(2)	(1)	(2)	(2)	(3)
Increase (Decrease) in Restricted Cash	0	1		0	1	0
Proceeds from Sale of Property, Plant, and Equipment	0			1	1	2
Payments to Acquire Businesses, Net of Cash Acquired		(9)	0
Net cash used in investing activities	(17)	(130)	(84)	(18)	(117)	(116)
Cash flows from financing activities: [Abstract]
Increase (decrease) in short-term borrowings	(1)	(1)	2	(6)	0	(1)
Proceeds from long-term debt	0			180	0	0
Repayments of Long-term Debt	0	0	(16)	(315)	(16)	(10)
Proceeds from (Repayments of) Related Party Debt	0			(50)	0	0
Proceeds from Other Equity	0			600	0	1
Net Cash Provided by (Used in) Financing Activities	(1)	(1)	(14)	390	(16)	(10)
Cash and Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(21)	(85)	(21)	165	9	2
Effect of exchange rate changes on cash	(4)	4	5	(6)	(2)	(8)
Cash and cash equivalents, beginning of period		228	221		221
Cash and cash equivalents, end of period		144			228	221
Interest Paid	1	30	29	250	56	57
Income Taxes Paid	3	20	13	12	27	21
Cash	223	143	201	248	224	217	$ 223
Capital expenditures included in accounts payable	20			13	25	17
Proceeds from Divestiture of Businesses	0			12	0	0
Variable Interest Entity, Initial Consolidation, Gain (Loss)	0			50	0	0
DIP Facility Fees	$ 0			$ (19)	0	0
Dividends, Common Stock			1
Proceeds from Issuance of Common Stock		0			$ 0	$ 1
Supplemental Cash Flow Information [Abstract]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 25	$ 21